Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 1,852,471	$ 212,769
Less than 12 months, Unrealized Losses	(15,661)	(957)
12 months or longer, Fair Value	390,343	1,000,125
12 months or longer, Unrealized Losses	(12,844)	(26,277)
Total Fair Value	2,242,814	1,212,894
Total Unrealized Losses	(28,505)	(27,234)
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,014,843	179,661
Less than 12 months, Unrealized Losses	(10,846)	(869)
12 months or longer, Fair Value	359,559	964,267
12 months or longer, Unrealized Losses	(12,035)	(25,511)
Total Fair Value	1,374,402	1,143,928
Total Unrealized Losses	(22,881)	(26,380)
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	837,628	32,141
Less than 12 months, Unrealized Losses	(4,815)	(8)
12 months or longer, Fair Value	30,784	35,849
12 months or longer, Unrealized Losses	(809)	(732)
Total Fair Value	868,412	67,990
Total Unrealized Losses	$ (5,624)	(740)
Total debt securities
Schedule of Investments [Line Items]
Less than 12 months, Fair Value		211,802
Less than 12 months, Unrealized Losses		(877)
12 months or longer, Fair Value		1,000,116
12 months or longer, Unrealized Losses		(26,243)
Total Fair Value		1,211,918
Total Unrealized Losses		(27,120)
Equity
Schedule of Investments [Line Items]
Less than 12 months, Fair Value		967
Less than 12 months, Unrealized Losses		(80)
12 months or longer, Fair Value		9
12 months or longer, Unrealized Losses		(34)
Total Fair Value		976
Total Unrealized Losses		$ (114)